Derivative Instruments and Hedging Activities (Detail) (Interest Rate Cap, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Interest Expenses
Derivatives, Fair Value [Line Items]
Derivative Not Designated as Hedging Instruments Interest Rate Cap Agreements, (Gain) Loss Recognized	$ 68	$ 45	$ 3,165
Other Assets
Derivatives, Fair Value [Line Items]
Derivative Not Designated as Hedging Instruments Interest Rate Cap Agreements, Asset at Fair Value	1	69
Other Liabilities
Derivatives, Fair Value [Line Items]
Derivative Not Designated as Hedging Instruments Interest Rate Cap Agreements, Liability at Fair Value